Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2021
Vivian Wohl, Senior Portfolio Manager and Senior Investment Analyst, will retire on March 18, 2022. Effective upon her retirement, please remove all references to Ms. Wohl.
The other members of the management team as described in each fund’s Prospectus will continue to manage the funds.
March 17, 2022

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455662 3/22
© 2022 Federated Hermes, Inc.